Loans and Borrowings	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Loans and Borrowings
15.	Loans and Borrowings
As of December 31, 2025, 2024 and 2023, the terms and conditions of outstanding obligations are the following:

					Outstanding balances
					2025		2024		2023
In thousands of soles	Type of obligation	Maturity	Interest rate	Currency	Face value	Carrying amount	Face value	Carrying amount	Face value	Carrying amount
Entity
Banco Davivienda	Bank loan	2026	45.930%	COP	5	5	5	5	5	5
	Government guaranteed loan	2025	IBR + 1.500%		—	—	1,442	1,357	5,170	4,507
			IBR + 1.500%		—	—	701	667	1,959	1,734
		2029	IBR + 5.550%		9,647	7,613	11,842	8,721	17,167	11,108
		2025	IBR + 3.500%		—	—	1,516	1,435	4,079	3,546
		2027	IBR + 3.750%		7,053	6,535	13,299	11,633	24,286	19,086
		2028	IBR + 6.800%		8,654	7,008	11,791	8,958	18,498	12,568
		2025	IBR + 5.200%		—	—	2,272	2,194	—	—
			IBR + 4.700%		—	—	1,120	1,072	—	—
	Bank loan		IBR + 4.500%		—	—	2,920	2,735	—	—
			IBR + 3.500%		—	—	2,392	2,142	—	—
			IBR + 4.600%		—	—	836	787	—	—
					—	—	2,764	2,574	—	—
		2026	IBR + 3.500%		212	209	1,511	1,402	—	—
					320	312	1,302	1,196	—	—
		2026	IBR + 4.200%		1,140	1,115	—	—	—	—
			IBR + 4.800%		1,346	1,277	—	—	—	—
			IBR + 4.100%		983	907	—	—	—	—
			IBR + 4.300%		1,958	1,804	—	—	—	—
			IBR + 4.200%		1,591	1,524	—	—	—	—
Banco de Bogotá	Bank loan	2026	IBR + 7.000%	COP	1,824	1,776	2,350	2,024	1,300	1,228
		2026	IBR + 1.700%		242	239	—	—	—	—
		2026	IBR + 5.500%		2,111	2,002	6,710	5,935	13,884	11,181
		2026	46.230%		26	26	20	20	2	2
					4	4	8	8	3	3
		2025	IBR + 1.680%		—	—	544	530	—	—
			IBR + 4.000%		—	—	—	—	183	175
		2028	IBR + 2.950%		1,711	1,479	—	—	—	—
Banco de Occidente	Bank loan	2024	38.520%		—	—	—	—	3	3

					Outstanding balances
					2025		2024		2023
In thousands of soles	Type of obligation	Maturity	Interest rate	Currency	Face value	Carrying amount	Face value	Carrying amount	Face value	Carrying amount
Banco de Occidente	Bank loan	2025	IBR + 1.620%	COP	—	—	285	280	—	—
			IBR + 2.330%		—	—	220	216	—	—
			IBR + 2.970%		—	—	2,362	2,086	—	—
		2024	IBR + 3.730%		—	—	—	—	3,921	3,350
		2028	IBR + 4.990%		1,459	1,229	2,141	1,631	3,317	2,328
		2026	IBR + 2.120%		297	294	—	—	—	—
Bancolombia	Bank loan	2026	46.210%	COP	32	32	24	24	6	6
					1	1	5	5	2	2
		2024			—	—	—	—	3	3
		2025			—	—	2	2	10	10
		2026	IBR + 2.700%		4,543	4,455	—	—	—	—
			IBR + 1.500%		383	377	—	—	—	—
		2033	IBR + 3.20%		—	—	2,847	2,727	—	—
			IBR + 6.400%		6,950	4,387	8,819	4,753	11,599	5,936
		2026	IBR + 2.920%		375	371	4,599	4,277	—	—
		2025	IBR + 2.900%		—	—	4,391	4,304	—	—
			IBR + 3.300%		—	—	5,149	4,720	—	—
			IBR + 2.024%		—	—	2,807	2,732	—	—
		2024	IBR + 6.430%		—	—	—	—	9,057	7,952
		2026	39.640%		4	4	3	3	1	1
		2024	IBR + 6.672%		—	—	—	—	6,017	5,272
			IBR + 7.040%		—	—	—	—	6,130	4,854
		2024	IBR + 6.600%		—	—	—	—	1,576	1,483
		2026	DTF + 3.010%		554	514	1,264	1,086	2,353	1,883
		2026	33.08%		2	2	2	2	—	—
			IBR + 1.500%		3,654	3,591	—	—	—	—
			IBR + 3.100%		1,416	1,376	—	—	—	—
			IBR + 2.874%		2,931	2,847	—	—	—	—
			IBR + 3.140%		1,455	1,416	—	—	—	—
			IBR + 2.547%		5,410	4,975	—	—	—	—
			IBR + 2.240%		2,807	2,584	—	—	—	—
	Other financing	2033	DTF + 3.950%		70,876	36,359	75,582	36,437	93,317	42,390
Banco Citibank Colombia	Bank loan	2026	14.840%	COP	34,576	32,380	32,823	30,812	12,841	11,964
			12.600%		11,763	10,998	10,641	10,641	35,979	34,119
			14.540%		11,816	11,090	11,352	10,630	12,521	11,793
			13.590%		12,971	12,168	12,380	11,626	—	—
			12.600%		19,575	18,311	18,521	17,457	13,963	13,049

					Outstanding balances
					2025		2024		2023
In thousands of soles	Type of obligation	Maturity	Interest rate	Currency	Face value	Carrying amount	Face value	Carrying amount	Face value	Carrying amount
Itaú Corpbanca Colombia S.A.	Bank loan	2026	45.240%	COP	3	3	9	9	75	75
		2024	8.640%		—	—	—	—	4,197	3,862
			IBR + 3.650%		—	—	—	—	—	—
		2035	IBR + 3.490%		70,519	41,912	56,151	44,747	66,588	51,449
Boston Scientific Colombia Ltda.		2028	10.780%		1,268	1,084	1,574	1,279	2,139	1,646
Banco de Crédito del Perú	Bank loan	2024	9.700%	S/	—	—	—	—	13,106	12,648
			6.930%	US$	—	—	—	—	15,367	15,301
		2025	7.850%	US$	—	—	15,368	15,124	—	—
			7.200%	S/	—	—	16,274	16,025	—	—
		2026	4.900%	S/	23,271	23,024	—	—	—	—
Scotiabank Perú S.A.A.	Bank loan	2024	8.500%	S/	—	—	—	—	61,700	60,307
			8.700%		—	—	—	—	41,126	40,126
	Other financing	2027	6.300%	S/	47,711	43,269	60,472	52,804	73,234	61,694
	Bank loan	2025	5.900%		—	—	20,374	20,137	—	—
			6.000%		—	—	20,392	20,270	—	—
			6.230%		—	—	40,814	40,711	—	—
			5.950%		—	—	20,389	20,203	—	—
		2026	5.350%		20,342	20,199	—	—	—	—
			5.400%		10,177	10,125	—	—	—	—
Banco BBVA Continental		2025	6.500%		—	—	20,620	20,246	—	—
			8.200%		—	—	9,570	9,524	—	—
			6.530%		—	—	9,289	9,065	—	—
Banco ITAU		2024	6.950%	US$	—	—	—	—	9,605	9,578
Banco Interamericano de Finanzas		2024	8.450%	S/	—	—	—	—	9,376	9,201
			7.610%	US$	—	—	—	—	7,520	7,464
			8.150%	S/	—	—	—	—	5,204	5,094
			8.300%		—	—	—	—	8,530	8,373
		2025	6.650%		—	—	8,262	8,212	—	—
			6.200%		—	—	10,718	10,566	—	—
		2026	5.250%	S/	5,133	5,070	—	—	—	—
Banco Internacional del Perú S.A.A.	Bank loan	2024	7.750%	US$	—	—	—	—	7,714	7,656
			7.380%		—	—	—	—	7,700	7,670
			6.830%	S/	—	—	8,269	8,252	—	—
		2025	5.950%		—	—	8,196	8,081	—	—
Banco Pichincha	Bank loan	2024	7.350%		—	—	—	—	29,851	29,650
		2025	6.100%	S/	—	—	14,209	14,174	—	—
			5.900%		—	—	16,222	16,054	—	—

					Outstanding balances
					2025		2024		2023
In thousands of soles	Type of obligation	Maturity	Interest rate	Currency	Face value	Carrying amount	Face value	Carrying amount	Face value	Carrying amount
Banco Citibank	Bank loan	2024	10.060%	S/	—	—	—	—	31,383	30,285

		2025	8.800%		—	—	20,776	20,517	—	—

			8.380%	US $	—	—	39,121	37,818	—	—
Banco GNB	Bank loan	2025	5.900%	S/	—	—	9,683	9,559	—	—
Secured bonds issues	Senior notes	2025	6.500%	US$	—	—	—	—	237,560	210,837

		2029	10.000%		465,157	337,659	1,757,784	1,187,816	1,503,087	942,766
		2032	8.750%		1,982,279	1,225,105	—	—	—	—
Scotiabank Perú S.A.A and Banco Interamericano de Finanzas	Bank loan	2030	7.750%	S/	258,849	199,109	—	—	—	—
Banco Santander México, HSBC and Citibank	Bank loan	2028	SOFR+4.875%	US$	—	—	608,680	462,665	642,769	454,486

			TIIE+4.500%	MXN	—	—	1,816,554	1,221,939	1,839,540	1,125,742
			SOFR+4.875%	US$	—	—	143,341	109,120	640,706	454,131
Banco Santander México, HSBC México, Banco Citi México, BBVA México and International Finance Corporation	Bank loan	2030	TIIE+3.250%	MXN	1,933,710	1,369,505	—	—	—	—
HSBC México	Bank loan	2025	12.430%	MXN	—	—	33,873	33,011	—	—
		2026	9.150%		57,327	52,150	—	—	—	—
Banco Citibank Mexico	Bank loan	2026	10.010%	MXN	24,644	20,700	—	—	—	—

Total					5,133,067	3,532,510	5,048,548	3,619,774	5,557,229	3,761,582

Current					—	316,339	—	654,233	—	385,300

Non-current					—	3,216,171	—	2,965,541	—	3,376,282

DTF: Term deposit rate
IBR: Bank reference indicator
TIIE: Interbank equilibrium interest rate
SOFR: Secured Overnight Financing Rate

(a)	Bank loans with covenants
Senior Notes due 2029
On November 20, 2020, Auna S.A. successfully issued US$ 300 million in senior notes in the international market, under Rule 144A and Regulation S of the United States Securities Act of 1933, for a maturity of 5 years with an annual interest rate of 6.50 percent.
The amount collected from senior notes issued was used to pay the existing financial debt, re-profile
the current and
non-current
liabilities and finance future investments in fixed assets.
Since November 20, 2020 (the “Issue Date”), the Group has to comply with the following covenants when planning to incur new indebtedness:

•
The Net Leverage Ratio for the Issuer and its Restricted Subsidiaries on a consolidated basis is less than (i) 5:00 to 1:00, if such Incurrence of Indebtedness occurs before the first anniversary of the Issue Date; (ii)
4:50
to 1:00, if such Incurrence of Indebtedness occurs on or after the first anniversary of the Issue Date but before the second anniversary of the Issue Date; (iii) 4:25 to 1:00, if such Incurrence of Indebtedness occurs on or after the second anniversary of the Issue Date but before the third anniversary of the Issue Date and (iv) 3.75 to 1.00, if such Incurrence of Indebtedness occurs on or after the third anniversary of the Issue Date; and

•	The Interest Coverage Ratio for the Issuer and its Restricted Subsidiaries on a consolidated basis is at least 2.25 to 1.00.
On December 18, 2023, the Group issued US$ 253.0 million aggregate principal amount of the 2029 Notes in exchange for US$ 243.4 million aggregate principal amount of 2025 Senior Notes, which were paid upon the Exchange. The Group did not receive any cash proceeds from the issuance of the 2029 Senior Notes. The new senior notes have an interest rate of 10.00% per year, payable semiannually and due on December 18, 2029. Following the closing of the Exchange, US$ 56.6 million aggregate principal amount of 2025 Senior Notes did not accept the exchange and its terms remain unchanged. The transaction costs incurred in relation to the exchange amounted to S/ 62,193 thousand (equivalent to US$ 16,571 thousand) (note 24).
As a result of the aforementioned exchange, since December 18, 2023 (the “Issue Date”), the Group has to comply with the following covenants when planning to incur new indebtedness:

•
The Net Leverage Ratio for the Issuer and its Restricted Subsidiaries on a consolidated basis is less than (i)
4:75
to 1:00, if such Incurrence of Indebtedness occurs before the first anniversary of the Issue Date; (ii)
4:25
to 1:00, if such Incurrence of Indebtedness occurs on or after the first anniversary of the Issue Date but before the second anniversary of the Issue Date; and (iii) 3.75 to 1.00, if such Incurrence of Indebtedness occurs on or after the second anniversary of the Issue Date; and

•
The Interest Coverage Ratio for the Issuer and its Restricted Subsidiaries on a consolidated basis is at least i) 1.50 to 1.00, if such Incurrence of Indebtedness occurs on or before September 30, 2024; (ii)
1:75
to 1:00, if such Incurrence of Indebtedness occurs on or before September 30, 2025; and (iii) 2.25 to 1.00, if such Incurrence of Indebtedness occurs after September 30, 2025

On December 18, 2024, the Group issued US$ 57.8 million aggregate principal amount of the 2029 Notes in exchange for US$ 56.6 million aggregate principal amount of 2025 Senior Notes, which were paid upon. The Group received cash proceeds from the issuance of the 2029 Senior Notes to S/ 11,047 thousand (equivalent to US$ 2,949 thousand). The new senior notes have an interest rate of 10.00% per year, payable semiannually and due on December 18, 2029.The transaction costs incurred in relation to the exchange amounted to S/ 5,595 thousand (equivalent to US$ 1,494 thousand) (note 24).
In May 2025, the Group closed an offering of US$ 62,100 thousand in aggregate principal amount of its 10.00% Senior Secured Notes due 2029. The Additional 2029 Notes were issued as additional notes under the indenture governing the outstanding US$ 310,837 thousand in aggregate principal amount of the Group’s 10.000% Senior Secured Notes due 2029 previously issued.
The net proceeds from this offering, used by the Group to partially prepay indebtedness under the Term Loan credit agreement, and to pay related interests, fees and expenses. As a result, the total aggregate principal amount outstanding of the Group’s 10.00% Senior Secured Notes due 2029 is US$ 372,937 thousand. The transaction costs incurred in relation to the senior notes amounted to S/ 4,878 thousand (equivalent to US$ 1,334 thousand).
On November 6, 2025, the senior notes due 2029 was partially pre-paid
by the Group with the resources obtained from the issuance of the new senior notes due 2032. As a result of prepayment, the Group recorded a write-off
of the remaining debt issuance costs of S/ 12,250 thousand, which is presented as interest expense in “finance costs”. Additionally, a tender premium of S/ 64,818 thousand was paid for the early settlement of the 2029 notes and is presented as extinguishment of debt in “finance costs” in the consolidated statement of profit or loss and other comprehensive income (note 24).
As of December 31, 2025, the senior bonds maturing in 2029 was subject to the same covenants described in the Senior Notes due 2032 section and was in compliance.
Senior Notes due 2032
On November 6, 2025, the Group successfully issued US$ 365 million in senior notes in the international market, under Rule 144A and Regulation S of the United States Securities Act of 1933, for a maturity of 7 years with an annual interest rate of 8.75 percent. The transaction costs incurred in relation to the loan amounted to S/ 20,482 thousand (equivalent to US$ 6,055 thousand) and are presented net of debt.
The amount collected from senior notes issued was used to pay the existing financial debt and re-profile
the current and
non-current
liabilities.
Since November 6, 2025 (the “Issue Date”), the Group has to comply with the following covenants when planning to incur new indebtedness:

•
The Net Leverage Ratio for the Issuer and its Restricted Subsidiaries on a consolidated basis is less than (i) 4:00 to 1:00, if such Incurrence of Indebtedness occurs before the first anniversary of the Issue Date; (ii)
3:6
0
to 1:00, if such Incurrence of Indebtedness occurs on or after the first anniversary of the Issue Date; and

•
The Interest Coverage Ratio for the Issuer and its Restricted Subsidiaries on a consolidated basis is at least 1.75 to 1.00, if such Incurrence of Indebtedness occurs on or before September 30, 2026; and (ii) 2.00 to 1.00, if such Incurrence of Indebtedness occurs after September 30, 2026.

As of December 31, 2025, the Group was in compliance with the covenants above indicated.

Banco Santander México, HSBC México, Multiva and Genaro Levinson Marcovich
On September 30, 2022, the Group signed a loan agreement with Banco Santander, HSBC México and Genaro Levinson Marcovich through its subsidiaries Grupo Salud Auna México, S.A. de C.V, Hospital y Clínica OCA, S.A. de C.V. and DRJ Inmuebles, S.A. de C.V. for an amount of S/ 1,338,927 thousand. The loan amounted to S/ 1,338,927 thousand and matured in October 2023, and was used to acquire the shares of Hospital y Clínica OCA, S.A. de C.V., DRJ Inmuebles, S.A. de C.V., Inmuebles JRD 2000, S.A. de C.V. and Tovleja HG, S.A. The transaction costs incurred in relation to the loan amounted to S/ 46,118 thousand and are presented net of debt and amortized using the effective interest rate method.
On April 11, 2023, this loan was
pre-paid
by the Group with the resources obtained from the Notes Purchase Agreement. As a result of prepayment, the Group recorded a write-off
of the remaining debt issuance costs of S/ 19,434 thousand. These expenses are presented in “finance costs” as interest expenses in the consolidated statement of profit or loss and other comprehensive income (note 24).
Notes Purchase Agreement
On April 11, 2023, the Group signed a Notes Purchase Agreement through Auna S.A. and the subsidiary Grupo Salud Auna México, S.A. de C.V. for an amount of S/ 1,920,456 thousand (equivalent to US$ 505,000 thousand). The transaction costs incurred in relation to the loan amounted to S/ 64,370 thousand (equivalent to US$ 17,202 thousand) and are presented net of debt.
The loan was used to pay existing financial debt and reshape the current and non-current
liabilities.
On December 18, 2023, the loan amounting to S/ 1,920,456 thousand and maturing in April 2028 was pre-paid
by the Group with the resources obtained from the Term Loan. As a result of prepayment, the Group recorded a penalty of S/ 53,285 thousand and recorded a write-off
of the remaining debt issuance costs of S/ 56,969. These expenses are presented in “finance costs” in the consolidated statement of profit or loss and other comprehensive income (note 24).
Term Loan due 2028
On December 18, 2023, the Group signed a Term Loan through Auna S.A. and the subsidiary Grupo Salud Auna México, S.A. de C.V. for an amount of S/ 1,617,116 thousand (equivalent to US$ 250,000 thousand and MXN 5,230,440 thousand). The transaction costs incurred in relation to the loan amounted to S/ 48,837 thousand (equivalent to US$ 12,889 thousand) and are presented net of debt.
The loan was used to pay existing financial debt and reshape the current and non-current
liabilities.
This agreement has quantitative covenants calculated based on the consolidated financial statements of Auna S.A. and its subsidiaries. As of December 31, 2023, the Group complies with the quantitative terms of the following covenants:

•
The consolidated leverage ratio is less than (i)
4.75
:
1.00
for the fiscal quarters ending December 31, 2023, March 31, 2024, June 30, 2024 and September 30, 2024, (ii)
4.25
:
1.00
for the fiscal quarters ending December 31, 2024, March 31, 2025, June 30, 2025 and September 30, 2025, (iii)
3.75
:
1.00
for the fiscal quarters ending December 31, 2025, March 31, 2026, June 30, 2026 and September 30, 2026 and (iv) 3.25:1.00 for the fiscal quarter ending December 31, 2026 and as of the end of each fiscal quarter thereafter.

•
The consolidated interest coverage ratio is greater than (i)
1.50
:
1.00
for the fiscal quarters ending December 31, 2023, March 31, 2024, June 30, 2024 and September 30, 2024, (ii)
1.75
:
1.00
for the fiscal quarters ending December 31, 2024, March 31, 2025, June 30, 2025 and September 30, 2025 and (iii) 2.25:1.00 for the fiscal quarter ending December 31, 2025 and as of the end of each fiscal quarter thereafter.

In March 2024, the Group completed a syndication process for US$ 550 million with the participation of Banco Santander México, HSBC, and Citibank as “Joint Lead Arrangers and Joint Bookrunners” and a group of banks as lenders.
As of December 31, 2024, the Group was in compliance with the covenants above indicated.
On May 12, 2025, the term loan was
pre-paid
by the Group with the resources obtained from the Senior Notes. As a result of prepayment, the Group recorded a penalty of S/ 81 thousand. These expenses are presented in “finance costs” in the consolidated statement of profit or loss and other comprehensive income (note 24).
On November 6, 2025, this loan fully was
pre-paid
by the Group with the resources obtained from the new Term Loan due 2030. As a result of prepayment, the Group recorded a write-off
of the remaining debt issuance costs of S/ 55,469 thousand. These expenses are presented in “finance costs” as interest expenses in the consolidated statement of profit or loss and other comprehensive income (note 24).
Term Loan due 2030
On October 31, 2025, the Group signed a Term Loan through Grupo Salud Auna México, S.A. de C.V., Hospital y Clínica OCA, S.A. de C.V and Oncosalud S.A.C. for an amount of S/ 1,334,256 thousand (equivalent to MXN 7,357,920 thousand). Furthermore, on December 17, 2025, the Group signed an amendment to include an additional amount of S/ 201,600 thousand. The transaction costs incurred in relation to the loans amounted to S/ 27,253 thousand (equivalent to MXN 133,572 thousand and S/3,031 thousand) and are presented net of debt.
The loans were used to pay existing financial debt and reshape the current and non-current
liabilities.
This agreement has quantitative covenants calculated based on the consolidated financial statements of Auna S.A. and its subsidiaries. As of December 31, 2025, the Group complies with the quantitative terms of the following covenants:

•
The consolidated leverage ratio is less than (i) 3.90:1.00 for the fiscal quarters ending December 31, 2025, March 31, 2026, June 30, 2026 and September 30, 2026, (ii) 3.50:1.00 for the fiscal quarters ending December 31, 2026, March 31, 2027, June 30, 2027 and September 30, 2027, (iii) 3.00:1.00 as of the end of each fiscal quarter thereafter.

•
The consolidated interest coverage ratio is greater than (i) 1.75:1.00 for the fiscal quarters ending December 31, 2025, March 31, 2026, June 30, 2026 and September 30, 2026, (ii) 2.00:1.00 for the fiscal quarters ending December 31, 2026, March 31, 2027, June 30, 2027 and September 30, 2027 and (iii) 2.25:1.00 as of the end of each fiscal quarter thereafter.

•	The Consolidated Net Worth is greater than 85% of the Consolidated Net Worth of Auna as of December 31, 2024.

Other financing with Scotiabank Perú S.A.A.
This corresponds to a financing agreement with Scotiabank for a credit line of S/ 70 million maturing in February 2027, and which is used for the construction of the ongoing project “Clínica Chiclayo”. In October 2021, the credit line extended to S/ 77 million. As of December 31, 2025, the credit line used net of the transaction cost amounted to S/ 43,269 thousand (S/ 52,804 thousand as of December 31, 2024 and S/ 61,694 thousand as of December 31, 2023). In the month of November 2020, the modifications of compliance with the agreements were approved as indicated below:

•	Maintain a debt service ratio equal to or greater than 1.2x.

•
Maintain a consolidated leverage ratio, defined as the ratio of our net debt / EBITDA, less than or equal to 5.00x between December 1, 2020 and December 1, 2021, 4.5x between December 1, 2021 and December 1, 2022, 4.25x between December 1, 2022 and December 1, 2023 and 3.75x from December 1, 2023 onwards.

•	Maintain an interest coverage ratio equal to or greater than 2.25x from December 1, 2020 onwards.
On June 30, 2021, the Group signed an addendum with Scotiabank replacing the compliance of the covenants aforementioned as indicated below:

•	Maintain a debt service ratio equal to or greater than 1.2x.
As of December 31, 2025, the Group is in compliance with the covenants above indicated.
The Group expects to comply with the quarterly covenants for at least 12 months after the reporting date.

(b)	Reconciliation of movement in liabilities to cash flows arising from financing activities:

In thousands of soles	Financial loan	Deferred income	Lease liabilities	Derivatives premiums payable	Liability for mandatory purchase of NCI	Accounts payable related with exchange	Share capital/ premium	Retained earnings (losses)	Translation reserve	Merge reserve	Non- controlling interest	Total
Balance as of January 1, 2025	3,619,774	315	147,888	85,849		5,128	1,225,973	(273,533)	(232,770)	674,889	145,724	5,399,237
Changes in cash flows from financing
Proceeds from loans and borrowings	4,097,522	—	—	—	—	—	—	—	—	—	—	4,097,522
Payment for borrowings from financial obligations	(4,022,294)	—	—	—	—	—	—	—	—	—	—	(4,022,294)
Payment of lease liabilities	—	—	(43,851)	—	—	—	—	—	—	—	—	(43,851)
Interest paid	(408,268)	—	—	—	—	—	—	—	—	—	—	(408,268)
Payment for costs of extinguishment of debt	(64,818)											(64,818)
Penalty paid for debt prepayment	(81)	—	—	—	—	—	—	—	—	—	—	(81)
Payment for derivatives premiums	—	—	—	(22,804)	—	—	—	—	—	—	—	(22,804)

Total changes from financing cash flows	(397,939)	—	(43,851)	(22,804)	—	—	—	—	—	—	—	(464,594)

Effect of changes in foreign exchange rates	(161,628)	13	(5,929)	43	468	(1,151)	—	—	84,118	—	—	(84,066)

Changes arising from obtaining control of new subsidiaries	—	—	—	—	—	—	—	—	—	—	—	—

Total equity-related other changes	—	—	—	—	68,111	—	1,131	80,918	—	(68,111)	19,872	101,921

Other changes
Assets acquired through new leases	—	—	14,737	—	—	—	—	—	—	—	—	14,737
Acquisition of derivative with premiums financing	—	—	—	103,971	—	—	—	—	—	—	—	103,971
Lease contracts cancelled		—	(673)	—	—	—	—	—	—	—	—	(673)
Extinguishment of Debt	64,818	—	—	—	—	—	—	—	—	—	—	64,818
Financial debt prepayment penalty	243	—	—	—	—	—	—	—	—	—	—	243
Interest expense	413,542	(143)	11,347	8,970	3,143	—	—	—	—	—	—	436,859
Transaction costs related to loans and borrowings	(6,300)	—	—	—	—	—	—	—	—	—	—	(6,300)
Unwind of derivative financial instruments net of premiums payable	—	—	—	(30,914)	—	—	—	—	—	—	—	(30,914)

Balance as of December 31, 2025	3,532,510	185	123,519	145,115	71,722	3,977	1,227,104	(192,615)	(148,652)	606,778	165,596	5,535,239

In thousands of soles	Financial loan	Deferred income	Lease liabilities	Derivatives premiums payable	Accounts payable related with exchange	Share capital/ premium	Retained earnings (losses)	Translation reserve	Merge reserve	Non- controlling interest	Total
Balance as of January 1, 2024	3,761,582	619	158,045	157,896	21,735	8,820	(366,899)	140,066	1,626,411	311,281	5,819,556
Changes in cash flows from financing
Proceeds from issuance of common stock in initial public offering, net of issuance costs	—	—	—	—	—	1,267,794	—	—	—	—	1,267,794
Payments of initial public offering costs	—	—	—	—	—	(15,908)	—	—	—	—	(15,908)
Proceeds from loans and borrowings	1,239,486	—	—	—	—	—	—	—	—	—	1,239,486
Payment for borrowings from financial obligations	(1,125,622)	—	—	—	—	—	—	—	—	—	(1,125,622)
Payment for costs of extinguishment of debt	—	—	—	—	(16,607)	—	—	—	—	—	(16,607)
Payment of lease liabilities	—	—	(45,593)	—	—	—	—	—	—	—	(45,593)
Trust funds	—	—	—	—	—	—	—	—	—	—	—
Interest paid	(450,982)	—	—	—	—	—	—	—	—	—	(450,982)
Penalty paid for debt prepayment	—	—	—	—	—	—	—	—	—	—	—
Acquisition of non-controlling interest	—	—	—	—	—	—	—	18,909	(1,076,628)	(159,910)	(1,217,629)
Dividends paid	—	—	—	—	—	—	—	—	—	—	—
Payment for derivatives premiums	—	—	—	(50,705)	—	—	—	—	—	—	(50,705)

Total changes from financing cash flows	(337,118)	—	(45,593)	(50,705)	(16,607)	1,251,886	—	18,909	(1,076,628)	(159,910)	(415,766)

Effect of changes in foreign exchange rates	(268,512)	(48)	(4,256)	(4,201)	—	—	—	(391,745)	—	—	(668,762)

Changes arising from obtaining control of new subsidiaries	—	—	—	—	—	—	—	—	—	—	—

Changes in fair value	—	—	—	—	—	—	—	—	—	—	—
Total equity-related other changes	—	—	—	—	—	(34,733)	93,366	—	125,106	(5,647)	178,092

Other changes
Assets acquired through new leases	—	—	26,837	—	—	—	—	—	—	—	26,837
Acquisition of derivative with premiums financing	—	—	—	60,957	—	—	—	—	—	—	60,957
Lease contracts cancelled	—	—	—	—	—	—	—	—	—	—	—
Debt exchange	5,595	—	—	—	—	—	—	—	—	—	5,595
Interest expense	459,157	(256)	12,855	7,451	—	—	—	—	—	—	479,207
Transaction costs related to loans and borrowings	(930)	—	—	—	—	—	—	—	—	—	(930)
Unwind of derivative financial instruments net of premiums payable	—	—	—	(85,549)	—	—	—	—	—	—	(85,549)

Balance as of December 31, 2024	3,619,774	315	147,888	85,849	5,128	1,225,973	(273,533)	(232,770)	674,889	145,724	5,399,237

In thousands of soles	Financial loan	Deferred income	Lease liabilities	Derivatives premiums payable	Trust funds	Share capital/ premium	Retained earnings (losses)	Merge reserve	Non- controlling interest	Total
Balance as of January 1, 2023	3,348,647	880	162,922	75,375	(96,674)	622,592	(90,982)	699,333	493,082	5,215,175
Changes in cash flows from financing
Proceeds from loans and borrowings	4,871,380	—	—	—	—	—	—	—	—	4,871,380
Payment for borrowings from financial obligations	(4,520,827)	—	—	—	—	—	—	—	—	(4,520,827)
Payment of lease liabilities	—	—	(42,530)	—	—	—	—	—	—	(42,530)
Trust funds	—	—	—	—	94,539	—	—	—	—	94,539
Interest paid	(566,774)	—	—	—	—	—	—	—	—	(566,774)
Penalty paid for debt prepayment	(53,285)	—	—	—	—	—	—	—	—	(53,285)
Contributions from non-controlling shareholder	—	—	—	—	—	—	—	(1,016)	1,032	16
Dividends paid	—	—	—	—	—	—	—	—	(6,841)	(6,841)
Payment for derivatives premiums	—	—	—	(51,141)	—	—	—	—	—	(51,141)

Total changes from financing cash flows	(269,506)	—	(42,530)	(51,141)	94,539	—	—	(1,016)	(5,809)	(275,463)

Effect of changes in foreign exchange rates	81,760	(7)	6,129	5,237	3,172	—	—	—	—	96,291

Changes arising from obtaining control of new subsidiaries	—	—	—	—	—	—	—	—	—	—

Changes in fair value	—	—	—	—	—	—	—	—	—	—
Total equity-related other changes	—	—	—	—	—	(613,772)	(275,917)	928,094	(175,992)	(137,587)

Other changes
Assets acquired through new leases	—	—	18,233	—	—	—	—	—	—	18,233
Acquisition of derivative with premiums financing	—	—	—	124,349	—	—	—	—	—	124,349
Lease contracts cancelled	—	—	(174)	—	—	—	—	—	—	(174)
Debt exchange	40,581	—	—	—	—	—	—	—	—	40,581
Interest expense	507,198	(254)	13,465	4,076	(1,037)	—	—	—	—	523,448
Transaction costs related to loans and borrowings	(383)	—	—	—	—	—	—	—	—	(383)
Financial debt prepayment penalty	53,285	—	—	—	—	—	—	—	—	53,285

Balance as of December 31, 2023	3,761,582	619	158,045	157,896	—	8,820	(366,899)	1,626,411	311,281	5,657,755